SHARE-BASED COMPENSATION - Share Option Activities - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED COMPENSATION
Aggregate fair value of the equity awards vested	$ 3,020,048	$ 2,761,089
Unrecognized employee share based compensation expense	$ 8,158,440
Weighted average period to recognize unrecognized compensation cost (in years)	2 years 10 months 28 days